Dispositions	12 Months Ended
Dec. 31, 2021
4. Dispositions
Dispositions
4.

DISPOSITIONS
On March 24, 2020, Emera completed the sale of Emera Maine

for a total enterprise value of
approximately $ 2.0

billion including cash proceeds of $
1.4

billion, transferred debt and working capital
adjustments. A gain on disposition of $ 585

million ($
309

million after tax) net of transaction costs, was
recognized in the Other segment and included in “Other

income” on the Consolidated Statements of
Income.